COMMITMENTS AND CONTINGENCIES (Details 4) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Lease liabilities-current	$ 43,937	$ 43,162	$ 40,165
Lease liabilities-long-term	348,947	360,176
Lease liabilities-total	392,884	403,338
Difference between undiscounted and discounted cash flows	$ 76,868	$ 81,867